Form N-1A Cover	May 30, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	EMERGING MARKETS EQUITIES FUND, INC.
Entity Central Index Key	0000794458
Entity Investment Company Type	N-1A
Document Period End Date	May 30, 2025
Prospectus Date	Jun. 02, 2025